ACQUISITION OF DECAHEDRON, LTD. (Details Narrative)		6 Months Ended		12 Months Ended
	Feb. 10, 2017 USD ($) Integer shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Integer shares
Business acquisition, name of acquired entity				DECAHEDRON, LTD
Business acquisition outstanding percentage	100.00%			100.00%
Number of businesses acquired | Integer				1
Business acquisition outstanding shares value	$ 1,479,000			$ 1,479,000
Business acquisition outstanding shares in exchange | shares	170,000			170,000
Adjustment related to other assets and accounts payable				$ 28,002
Impairment of goodwill			$ 1,949,884	$ 1,949,884
Impairment of goodwill, percent		100.00%	100.00%	100.00%
Cash acquired on acquisition		$ 40,858		$ 40,858
Goodwill		$ 1,949,884
Acquisition [Member]
Business acquisition, name of acquired entity	DECAHEDRON, LTD
Number of businesses acquired | Integer	1
Revenues			$ 1,335,360	4,221,751
Net Loss			$ 176,785	$ 441,553